Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Accounting Policies [abstract]
Accumulated loss	$ 163,000
Net loss	$ (18,431)	$ (11,863)	$ (17,691)
Due amount	12 months
Number of operating segment	1